Subsequent Events (Details) - Schedule of Consolidated Financial Statements - 12 months ended Sep. 30, 2023	USD ($)	CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Amount - RMB | ¥		¥ 19,900,000
Amount - USD | $	$ 2,727,522
Agricultural Bank [Member]
Condensed Financial Statements, Captions [Line Items]
Amount - RMB | ¥		9,950,000
Amount - USD | $	$ 1,363,761
Issuance Date	Oct. 26, 2023
Expiration Date	Oct. 25, 2026
Interest	3.45%
Agricultural Bank [Member] | Borrowings [Member]
Condensed Financial Statements, Captions [Line Items]
Amount - RMB | ¥		¥ 9,950,000
Amount - USD | $	$ 1,363,761
Issuance Date	Oct. 12, 2023
Expiration Date	Oct. 11, 2026
Interest	3.45%